TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2019	2018
a) Tax provisions	396,821	268,009
b) Labor provisions	357,130	449,350
c) Civil provisions	55,348	52,946
	809,299	770,305

Schedule of changes in the tax, labor and civil provisions

	2019	2018	2017
Balance at the beginning of the year	770,305	827,883	2,239,226
(+) Additions	249,868	177,684	527,543
(+) Monetary correction	70,788	85,626	77,257
(-) Reversal of contingent liabilities	—	—	(929,711)
(-) Reversal of monetary update of contingent liabilities	—	—	(369,819)
(-) Reversal of accrued amounts	(282,239)	(319,719)	(715,081)
(+) Foreign exchange effect on provisions in foreign currency	577	(1,169)	(201)
(-) Loss of control of subsidiary	—	—	(1,331)
Balance at the end of the year	809,299	770,305	827,883

Schedule of judicial deposits related to tax, labor and civil lawsuits

	2019	2018
Tax	1,837,967	1,963,859
Labor	113,379	126,620
Civil	40,369	44,935
	1,991,715	2,135,414